Accruals and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Accruals And Other Liabilities [Abstract]
Payables for purchase of property and equipment	¥ 1,027,377		¥ 410,726
Payable for R&D expenses	437,731		247,923
Payables for marketing events	423,953		37,933
Salaries and benefits payable	402,163		170,274
Accrued expenses	308,486		199,087
Advance from customers	233,767		68,439
Current portion of deferred revenue	108,250		0
Current portion of deferred construction allowance	87,330		0
Investment deposit from investors	47,124		0
Warranty	46,574		0
Payables for traveling expenses	43,147		10,678
Interest payables	2,584		24,320
Non-recourse loan	0		55,028
Other payables	215,195		61,184
Total	¥ 3,383,681	$ 492,136	¥ 1,285,592